Assets by contractual maturity	12 Months Ended
Dec. 31, 2019
Assets by contractual maturity [abstract]
Assets by contractual maturity

40 Assets by contractual maturity

Amounts presented in these tables by contractual maturity are the amounts as presented in the statement of financial position and are discounted cash flows. Reference is made to ‘Risk Management – Funding and liquidity risk’.

Assets by contractual maturity
2019	Less then 1 month [1]	1-3 months	3-12 months	1-5 years	Over 5 years	Maturity not applicable	Total
Cash and balances with central banks	53,202						53,202
Loans and advances to banks	22,820	3,100	5,090	3,729	397		35,136
Financial assets at fair value through profit or loss
– Trading assets	12,754	6,589	8,469	8,240	13,203		49,254
– Non-trading derivatives	110	161	215	998	773		2,257
– Mandatorily at fair value through profit or loss	22,645	13,784	2,357	1,010	1,645	159	41,600
– Designated as at fair value through profit or loss	259	126	1,004	442	1,245		3,076
Financial assets at fair value through other comprehensive income
– Equity securities						2,306	2,306
– Debt securities	216	175	1,146	14,528	14,419		30,483
– Loans and advances	26	36	202	627	788		1,680
Securities at amortised cost	1,005	916	5,930	24,556	13,701		46,108
Loans and advances to customers	55,138	18,586	45,871	180,972	307,462		608,029
Intangible assets			127	506		1,283	1,916
Other assets [2]	4,618	369	1,049	1,177	1,251	46	8,511
Remaining assets (for which maturities are not applicable) [3]						4,962	4,962
Total assets	172,793	43,842	71,460	236,784	354,885	8,756	888,520

1 Includes assets on demand.

2 Includes Other assets, Assets held for sale, and Current and Deferred tax assets as presented in the Consolidated statement of financial position.

3 Included in remaining assets for which maturities are not applicable are property and equipment, and investments in associates and joint ventures. Due to their nature remaining assets consist mainly of assets expected to be recovered after more than 12 months.

Assets by contractual maturity
2018	Less then 1 month [1]	1-3 months	3-12 months	1-5 years	Over 5 years	Maturity not applicable	Total
Cash and balances with central banks	49,987						49,987
Loans and advances to banks	15,864	3,693	4,830	5,599	437		30,422
Financial assets at fair value through profit or loss
– Trading assets	15,815	6,032	8,123	9,276	10,906		50,152
– Non-trading derivatives	274	323	173	1,059	835		2,664
- Mandatorily at fair value through profit or loss	48,240	9,047	5,325	1,238	723	210	64,783
- Designated at fair value through profit or loss	265	208	784	635	994		2,887
Financial assets at fair value through other comprehensive income
- Equity securities						3,228	3,228
- Debt securities	272	234	1,597	13,409	10,103		25,616
- Loans and advances	42	97	254	1,023	962		2,379
Securities at amortised cost	1,126	2,537	2,737	22,169	18,708		47,276
Loans and advances to customers	55,736	17,689	39,213	176,448	300,567		589,653
Intangible assets			120	481		1,238	1,839
Other assets [2]	6,894	165	2,447	637	497	214	10,854
Remaining assets (for which maturities are not applicable) [3]						2,861	2,861
Total assets	194,516	40,024	65,604	231,974	344,732	7,751	884,603

1Includes assets on demand.

2Includes Other assets, Assets held for sale, and Current and Deferred tax assets as presented in the Consolidated statement of financial position.

3Included in remaining assets for which maturities are not applicable are property and equipment, and investments in associates and joint ventures. Due to their nature remaining assets consist mainly of assets expected to be recovered after more than 12 months.